Leases - Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Mar. 31, 2026
Schedule of Operating Lease Cost [Abstract]
Operating lease costs		$ 39
Operating cash flows from operating leases		240
Operating leases		695
Operating leases right-of-use asset		823		$ 4,386
Current operating lease liabilities		504		1,531
Non-current operating lease liabilities		143		$ 2,883
Total operating lease liabilities		$ 647
Weighted average remaining lease term (years)		2 years 7 months 6 days
Weighted average discount rate		10.70%